This is filed pursuant to Rule 497(c).
File Nos. 2-61564 and 811-2835

                                [LOGO] ALLIANCE CAPITAL RESERVES

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P.O. Box 786003, San Antonio, Texas 78278-6003
Toll Free (800) 221-5672
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               STATEMENT OF ADDITIONAL INFORMATION
                         November 1, 2002

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          This Statement of Additional Information ("SAI") is not
a prospectus but supplements and should be read in conjunction with the prospectus dated November 1, 2002 of Alliance Capital Reserves (the "Prospectus"). Financial statements for Alliance Capital Reserves (the "Fund") for the year ended June 30, 2002 are included in the Fund's annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectus and the Fund's annual report may be obtained by contacting the Fund at the address or telephone number shown above.

                        TABLE OF CONTENTS

                                                            Page
                                                            ----

The Fund....................................................
Investment Objectives and Policies..........................
Investment Restrictions.....................................
Management..................................................
Purchase and Redemption of Shares...........................
Additional Information......................................
Daily Dividends-Determination of Net Asset Value............
Taxes.......................................................
General Information.........................................
Financial Statements and Report of Independent Accountants..
Appendix-Commercial Paper and Bond Ratings.................. A-1

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(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

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                             THE FUND
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          The Fund is one of two portfolios of Alliance Capital
Reserves (the "Trust"), a diversified, open-end investment company. The Trust was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since formation in April 1978. The other portfolio, Alliance Money Reserves, is described in the Prospectus and a separate statement of additional information, which may be obtained from Alliance Global Investor Services, Inc. ("AGIS"), P.O. Box 786003, San Antonio, Texas 78278-6003, toll free (800) 221-5672.

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                INVESTMENT OBJECTIVES AND POLICIES
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          The Fund's objectives are - in the following order of
priority - safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. As a matter of fundamental policy, the Fund pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities not exceeding one year or less (which maturities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7). Accordingly, the Fund's investments may include the following diversified by maturities and issuers:

          1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

          2. Certificates of deposit, bankers' acceptances and interest-bearing savings deposits issued or guaranteed by banks or savings and loan associations having total assets of more than $1 billion and which are members of the Federal Deposit Insurance Corporation or denominated in U.S. dollars and issued by U.S. branches of foreign banks and foreign branches of U.S. banks, in each case having total assets of at least $1 billion that are believed by Alliance Capital Management L.P. (the "Adviser" or "Alliance") to be of quality equivalent to that of other such instruments in which the Fund may invest. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. Such certificates may include, for example, those issued by foreign subsidiaries of such banks which are guaranteed by them. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

          3. Commercial paper, including variable amount master demand notes and funding agreements, of prime quality, i.e. rated A-1+ or A-1 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 by Moody's Investors Service, Inc. ("Moody's") or, if not rated, issued by domestic and foreign companies which have an outstanding debt issue rated AAA or AA by Standard & Poor's, or Aaa or Aa by Moody's. For a description of such ratings see the Appendix. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see Floating and Variable Rate Obligations below. To the extent that the Fund invests in such instruments, including commercial paper issued by foreign companies meeting the rating criteria specified above, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, less government supervision of issuers, difficulty in enforcing contractual obligations and lack of uniform accounting standards.

          4. Repurchase agreements pertaining to the above securities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate that is effective for the period of time the buyer's money is invested in the security and is not related to the coupon rate on the purchased security. Repurchase agreements are currently entered into with counterparties deemed to be creditworthy by the Adviser, including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. For each repurchase agreement, the Fund requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a counterparty defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Fund might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

          The Fund's investment objectives may not be changed without the affirmative vote of a majority of the Fund's outstanding shares as defined below. Except as otherwise provided, the Fund's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Trustees of the Trust without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

          Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Fund may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days notice.

          The Fund also invests in variable amount master demand notes (which may have put features in excess of 30 days) which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. Because these obligations are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, when these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

          Reverse Repurchase Agreements. While the Fund has no present plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

          Asset-backed Securities. The Fund may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. These securities must generally be rated. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, the special purpose entity is deemed to be the issuer of the asset-backed security. However, the Fund is required to treat any person whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security such obligations represent.

          Illiquid Securities. The Fund may also invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described below) and repurchase agreements not terminable within seven days. As to illiquid securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Funds net assets could be adversely affected.

          Liquid Restricted Securities. The Fund may also purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the "Securities
Act").

          A large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Fund may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in
Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders. In recognition of this fact, the Staff of the Securities and Exchange Commission (the "Commission") has stated that Section 4(2) paper may be determined to be liquid by the Fund's Trustees, so long as certain conditions, which are described below, are met.

          Rule 144A under the Securities Act establishes a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be resold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has enhanced liquidity for many restricted securities as has the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

          The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

          (i) the frequency of trades and quotations for the security;

          (ii) the number of dealers making quotations to purchase or sell the security;

         (iii) the number of other potential purchasers of the security;

          (iv) the number of dealers undertaking to make a market in the security;

          (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer);
               and

          (vi) any applicable Commission interpretation or position with respect to such types of securities.

          To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

          (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

          (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the Adviser must determine that the security is of equivalent quality.

          The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

          Following the purchase of a restricted security by the Fund, the Adviser monitors continuously the liquidity of such security and reports to the Trustees regarding purchases of liquid restricted securities.

          Senior Securities. The Fund will not issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

          General. While there are many kinds of short-term securities used by money market investors, the Fund, in keeping with its primary investment objective of safety of principal, generally restricts its portfolio to the types of investments summarized above. As even the safest of securities involve some risk, there can be no assurance, as is true with all investment companies, that the Fund's objectives will be achieved. The market value of the Fund's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

          Net income to shareholders is aided both by the Fund's ability to make investments in large denominations and by its efficiencies of scale. Also, the Fund may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets.

          Rule 2a-7 under the Act. The Fund will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

          Currently, pursuant to Rule 2a-7, the Fund may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROS") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"). An unrated security may also be an Eligible Security if the Adviser determines that it is of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in the Appendix attached hereto. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

          Eligible securities are classified as either first tier or second tier securities. Generally, a first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. A security that has received the second highest rating by the requisite number of NRSROs is a second tier security. Under Rule 2a-7 the Fund may not invest more than five percent of its assets in the first tier securities of any one issuer other than the United States Government, its agencies and instrumentalities. The Fund may not invest in a second tier security if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its total assets in second tier securities.

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                     INVESTMENT RESTRICTIONS
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          The following restrictions may not be changed without
the affirmative vote of a majority of the Fund's outstanding shares, which means the vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or in amount of the Funds assets will not constitute a violation of that restriction.

          The Fund:

          1. May not purchase any security which has a maturity date more than one year(1)from the date of the Fund's purchase;

------
(1) Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.


          2. May not invest more than 25% of its assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits and (b) neither all finance companies as a group nor all utility companies as a group are considered a single industry;

          3. May not invest more than 5% of its assets in the securities of any one issuer(2) (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation;

----------
(2) As a matter of operating policy, pursuant to Rule 2a-7, the Fund will invest no more than 5% of its assets in the first tier (as defined in Rule 2a-7) securities of any one issuer except that under Rule 2a-7, a Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (3) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.


          4. May not invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

          5. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Fund's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist;

          6. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Fund's assets;

          7. May not make loans, provided that the Fund may purchase money market securities and enter into repurchase agreements;

          8. May not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements not terminable within seven days
(which may be considered to be illiquid); or

          9. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and trustees of the Fund and employees of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

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                            MANAGEMENT
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Trustee Information
-------------------

          The business and affairs of the Fund are managed under the direction of the Trustees of the Trust. Certain information concerning the Trustees is set forth below.


                                                   PORTFOLIOS IN   OTHER
NAME, ADDRESS, AGE                                 FUND COMPLEX    DIRECTORSHIPS
OF TRUSTEE (YEARS    PRINCIPAL OCCUPATION(S)       OVERSEEN BY     HELD BY
OF SERVICE*)         DURING PAST 5 YEARS           TRUSTEE         TRUSTEE

INTERESTED TRUSTEE

John D. Carifa,**    President, Chief Operating     114             None
57, 1345 Avenue of   Office and a Director of
the Americas, New    Alliance Capital Management
York, NY 10105 (13)  Corporation ("ACMC"), with
                     which he has been associated
                     since prior to 1997.

DISINTERESTED
TRUSTEES

Sam Y. Cross,#+ 75,  Since prior to 1997,           15              None
200 East 66th        Executive Vice President of
Street, New York,    The Federal Reserve Bank of
NY 10021 (10)        New York and manager for
                     foreign operations for The
                     Federal Reserve System.  He
                     is Executive-In-Residence at
                     the School of International
                     and Public Affairs, Columbia
                     University.  He is also a
                     director of Fuji Bank and
                     Trust Co.

Charles H.P.         President of Middleton Place   15              None
Duell,#+ 64,         Foundation with which he has
Middleton Place      been associated since prior
Foundation, 4300     to 1997.  He is also a
Ashley River Road,   Trustee Emeritus of the
Charleston, SC       National Trust for Historic
29414 (17)           Preservation and serves as
                     Chairman of the Board of
                     Architectural Review, City of
                     Charleston.

William H. Foulk,    An Investment Adviser and an   110             None
Jr.,#+ 70, 2 Sound   Independent Consultant.  He
View Drive, Suite    was formerly Senior Manager
100, Greenwich, CT   of Barrett Associates, Inc.,
06830 (18)           a registered investment
                     adviser, with which he had
                     been associated since prior
                     to 1997.  He was formerly
                     Deputy Comptroller of the
                     State of New York and, prior
                     thereto, Chief Investment
                     Officer of the New York Bank
                     for Savings.

David K. Storrs,#+   President and Chief Executive  15              None
58, 2960 Post Road,  Officer of Alternative
Southport, CT 06890  Investment Group, LLC (an
(13)                 investment firm).  He was
                     formerly President of The
                     Common Fund (investment
                     management for educational
                     institutions) with which he
                     had been since prior to 1997.

Shelby White,#+ 64,  An author and financial        15              None
One Sutton Place     journalist.
South, New York, NY
10022 (10)

--------------

*    There is no stated term of office for the Trust's Trustees.
**   Mr. Carifa is an "interested person", as defined in the Act, of the Trust because of an affiliation with Alliance.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.


          The Trustees of the Trust have two standing committees -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Fund's financial reporting process. The Audit Committee met two times during the Fund's most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies of the Trustees. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Nominating Committee did not meet during the Fund's most recently completed fiscal year.

          In approving the most recent annual continuance of the Fund's advisory agreement (the "Advisory Agreement"), the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the disinterested trustees meeting separately from the other Trustees with experienced counsel that is independent of the Adviser.

          The Trustees' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Fund, as well as senior management's attention to any portfolio management issues, were considered. The Fund's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Trustees also considered the expense limitation provision in the Advisory Agreement that sets an expense cap on overall Fund expenses and provides for waiver of fees by the Adviser or reimbursement if needed to meet such cap, the scope and quality of the in-house research capability of the Adviser and other resources dedicated to performing its services. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent accountants in periodic meetings with the Fund's Audit Committee.

          In reviewing the fees payable under the Advisory Agreement, the Trustees compared the fees and overall expense levels of the Fund to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Adviser and information compiled by an independent data service. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Trustees considered information provided by the Adviser concerning the Adviser's profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to the Fund, the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions, and that the Advisory Agreement provides that the Fund reimburses the Adviser for the cost of providing certain administrative services. In evaluating the Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund.

          The Trustees also considered the business reputation of the Adviser and its financial resources. The Trustees evaluated the procedures and systems adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Trustees also considered information concerning the policies and procedures of the Adviser with respect to the execution of portfolio transactions.

          No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather, the Trustees concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

          The dollar range of the Fund's securities owned by each Trustee and the aggregate dollar range of securities owned in the Alliance Fund Complex by each Trustee are set forth below.

                                                       Aggregate Dollar Range
                                                       of Equity Securities in
                            Dollar Range of Equity     the Alliance Fund
                            Securities in the Fund     Complex as of
                            as of December 31, 2001    December 31, 2001
                            -----------------------    ------------------------

John D. Carifa              Over $100,000              Over $100,000
Sam Y. Cross                $0 - $10,000               $10,001 - $50,000
Charles H.P. Duell          Over $100,000              Over $100,000
William H. Foulk, Jr.       $0 - $10,000               Over $100,000
David K. Storrs             $10,001 - $50,000          $10,001 - $50,000
Shelby White                $10,001 - $50,000          $10,001 - $50,000

Officer Information
-------------------

          Certain information concerning the Fund's officers is set forth below.

                                                       PRINCIPAL OCCUPATION
NAME, ADDRESS* AND AGE    POSITION(S) HELD WITH FUND   DURING PAST 5 YEARS**

John D.  Carifa, 57       Chairman                     See biography above.

Ronald M. Whitehill, 64   President                    Senior Vice President of
                                                       ACMC** and Chief
                                                       Executive Officer of
                                                       Alliance Cash Management
                                                       Services with which he
                                                       has been associated since
                                                       prior to 1997.

Kathleen A. Corbet, 42    Senior Vice President        Executive Vice President
                                                       of ACMC** with which she
                                                       has been associated since
                                                       prior to 1997.

Andrew M. Aran, 45        Senior Vice President        Senior Vice President of
                                                       ACMC** with which he has
                                                       been associated since
                                                       prior to 1997.

Drew A. Biegel, 51        Senior Vice President        Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

John R. Bonczek, 42       Senior Vice President        Senior Vice President of
                                                       Alliance Fund
                                                       Distributors, Inc.
                                                       ("AFD")** with which he
                                                       has been associated since
                                                       prior to 1997.

Doris T. Muller, 38       Senior Vice President        Vice President of AFD**
                                                       with which she has been
                                                       associated since prior to
                                                       1997.

Patricia Ittner, 51       Senior Vice President        Vice President of ACMC**
                                                       with which she has been
                                                       associated since prior to
                                                       1997.

Robert I. Kurzweil, 51    Senior Vice President        Vice President of AFD**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Raymond J. Papera, 46     Senior Vice President        Senior Vice President of
                                                       ACMC** with which he has
                                                       been associated since
                                                       prior to 1997.

Kenneth T. Carty, 41      Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

John F. Chiodi, Jr., 36   Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Maria R. Cona, 47         Vice President               Vice President of ACMC**
                                                       with which she has been
                                                       associated since prior to
                                                       1997.

Joseph C. Dona, 41        Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

William J. Fagan, 40      Vice President               Assistant Vice President
                                                       of AFD** with which he
                                                       has been associated since
                                                       prior to 1997.

Linda N. Kelley, 42       Vice President               Assistant Vice President
                                                       of AFD** with which she
                                                       has been associated since
                                                       prior to 1997.

Joseph R. LaSpina, 42     Vice President               Vice President of AFD**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Edmund P. Bergan, Jr., 52 Secretary                    Senior Vice President and
                                                       the General Counsel of
                                                       AFD** and Alliance Global
                                                       Investor Services, Inc.
                                                       ("AGIS")** with which he
                                                       has been associated since
                                                       prior to 1997.

Mark D. Gersten, 52       Treasurer and Chief          Senior Vice President of
                          Financial Officer            AGIS** and Vice President
                                                       of AFD** with which he
                                                       has been associated since
                                                       prior to 1997.

Thomas R. Manley, 51      Controller                   Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

-------------
*    The address of each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
**   ACMC, AFD and AGIS are affiliates of the Fund.

          The Trust does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Trust. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 2002, the aggregate compensation paid to each of the Trustees during calendar year 2001 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Trust nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                                    Total Number of
                                                    Registered     Total Number
                                                    Investment     of Investment
                                                    Companies      Portfolios
                                                    within the     within the
                                                    Alliance Fund  Alliance Fund
                                      Total         Complex,       Complex,
                                      Compensation  Including the  Including the
                                      From the      Fund, as to    Fund, as to
                        Aggregate     Alliance Fund which the      which the
                        Compensation  Complex,      Trustee is a   Trustee is a
Name of Trustee of the  from the      Including the Director or    Director or
Trust                   Fund          Fund          Trustee        Trustee
----------------------  ------------  ------------- -------------  ------------

John D. Carifa          $  -0-        $    -0-      53              114
Sam Y. Cross            $3,080        $ 14,000      3               15
Charles H.P. Duell      $3,080        $ 14,000      3               15
William H. Foulk, Jr.   $2,914        $249,400      49              110
David K. Storrs         $3,080        $ 14,750      3               15
Shelby White            $3,080        $ 14,000      3               15

          As of October 4, 2002, the Trustees and officers as a group owned less than 1% of the shares of the Fund.

The Adviser
-----------

          The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading global investment management firm supervising client accounts with assets as of June 30, 2002, totaling approximately $412 billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.

          Alliance, an investment adviser registered under the Investment Advisers Act of 1940, is a Delaware limited partnership, of which ACMC, a wholly-owned subsidiary of AXA Financial, Inc., a Delaware corporation ("AXA Financial"), is the general partner. ACMC is also the general partner of Alliance Capital Management Holding L.P. ("Alliance Holding"), which is a Delaware limited partnership whose equity interests are traded on the New York Stock Exchange, Inc. (the "Exchange"), in the form of units. As of June 30, 2002, Alliance Holding owned approximately 30% of the outstanding units of limited partnership interests in Alliance ("Alliance Units"). As of June 30, 2002, AXA Financial and certain of its wholly-owned subsidiaries and related entities owned approximately 52% of the Alliance Units. AXA Financial is the wholly-owned subsidiary of AXA, a company organized under the laws of France. AXA is the holding company for an international group of companies in the insurance, asset management and other financial services businesses. Based on information provided by AXA, on March 1, 2002, approximately 17.8% of the issued ordinary shares (representing 28.8% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of March 1, 2002, 69.5% of the shares (representing 79.5% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") and 22.2% of the shares of Finaxa (representing 13.7% of the voting power) were owned by Paribas, a French bank. On March 1, 2002, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.6% of the issued ordinary shares (representing 33.2% of the voting power) of AXA.

          Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Trust who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Fund pays an advisory fee at an annual rate of .50 of 1% of the first $1.25 billion of the average daily net value of the Fund's net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, ..46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily value of the Fund's net assets in excess of $3 billion. The fee is accrued daily and paid monthly under the Advisory Agreement. Pursuant to the Advisory Agreement, the Adviser will reimburse the Fund to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the fiscal years ended June 30, 2000, 2001 and 2002, the Adviser received from the Fund advisory fees of $53,197,833, $56,896,766 and $61,510,439, respectively. In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registration and filing with the Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Trust's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Trustees. The Fund paid to the Adviser a total of $192,000 in respect of such services for the fiscal year ended June 30, 2002.

          The Fund has made arrangements with certain broker-dealers, including Sanford C. Bernstein & Co., LLC ("Bernstein"), an affiliate of the Adviser, whose customers are Fund shareholders pursuant to which payments are made to such broker-dealers performing recordkeeping and shareholder servicing functions. Such functions may include opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays fully disclosed and omnibus broker dealers (including Bernstein) for such services. The Fund may also pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses fully-disclosed broker-dealers at cost for personnel expenses involved in providing such services. All such payments must be approved or ratified by the Trustees. For the fiscal years ended June 30, 2000, 2001 and 2002, the Fund paid such broker-dealers a total of $19,353,826, $20,491,898 and $22,579,587, respectively, a portion of which was paid to the Adviser and its affiliates.

          The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement remains in effect from year to year provided that such continuance is specifically approved at least annually by a vote of a majority of the outstanding shares of the Fund or by the Trust's Trustees including in either case approval by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons as defined in the Act. Most recently, continuance of the Advisory Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 10, 2002.

          The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement
-------------------------------

          Rule 12b-1 under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan") with AFD (the "Distributor") which applies to both series of the Trust. Pursuant to the Plan, the Fund pays to the Distributor a Rule 12b-1 distribution services fee which may not exceed an annual rate of .25 of 1% of the Trust's (equal to each of its series') aggregate average daily net assets. In addition, under the Agreement the Adviser makes payments for distribution assistance and for administrative and accounting services from its own resources which may include the management fee paid by the Fund.

          Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor and Bernstein, an affiliate of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. During the fiscal year ended June 30, 2002, the Fund made payments to the Distributor for expenditures under the Agreement in amounts aggregating $33,644,688 which constituted .25 of 1% at an annual rate of the Fund's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $35,116,719. Of the $68,761,407 paid by the Adviser and the Fund under the Agreement, $171,015 was paid for advertising, printing and mailing of prospectuses to persons other than current shareholders (the Fund's pro rata share was approximately $83,678); and $68,590,392 was paid to broker-dealers and other financial intermediaries for distribution assistance (the Fund's pro rata share was approximately $33,561,279).

          The administrative and accounting services provided by banks and other depository institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Trust. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Trust's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

          The Treasurer of the Trust reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

          The Agreement became effective on July 22, 1992. The Agreement may be continued annually thereafter if approved by a majority vote of the Trustees who neither are interested persons of the Trust nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose. Most recently, continuance of the Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 10, 2002.

          All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Distributor. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than 60 days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Distributor and will terminate automatically in the event of its assignment.

          The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc., which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to ..75% and .25%, respectively, of average annual net assets.

----------------------------------------------------------------
                PURCHASE AND REDEMPTION OF SHARES
----------------------------------------------------------------

          The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

          Generally, shares of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed.

Accounts Maintained Through Financial Intermediaries Permitting
Direct Purchases and Redemptions:

          Opening Accounts -- New Investments
          -----------------------------------

          A.   When Funds are Sent by Wire
               ---------------------------
               (the wire method permits immediate credit)

          (1) Telephone the Fund toll-free at (800) 221-5672. The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number (social security number for an individual). The Fund will then provide you with an account number.

          (2)  Instruct your bank to wire Federal funds (minimum
               $1,000) exactly as follows:

               ABA 0110 0002 8
               State Street Bank and Trust Company
               Boston, MA  02101
               Alliance Capital Reserves
               DDA 9903-279-9

Your account name as registered with the Fund
Your account number as registered with the Fund

          (3)  Mail a completed Application Form to:

               Alliance Global Investor Services, Inc.
               Attn:  Money Funds
                      P.O. Box 786003 San
                      Antonio, Texas 78278-6003

          B.   When Funds are Sent by Check
               ----------------------------

          (1)  Fill out an Application Form.

          (2) Mail the completed Application Form along with your check or negotiable bank draft (minimum $1,000), payable to "Alliance Capital Reserves," to AGIS, P.O. Box 786003, San Antonio, Texas 78278-6003.

Subsequent Investments
----------------------

          A. Investments by Wire (to obtain immediate credit)
             -------------------

          Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

          B. Investments by Check
             --------------------

          Mail your check or negotiable bank draft (minimum
$100), payable to "Alliance Capital Reserves," to AGIS, P.O. Box
786003, San Antonio, Texas 78278-6003.

          Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

          Investments Made by Check
          -------------------------

          Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

          Proceeds from any subsequent redemption by you of Fund shares that were purchased by check or electronic funds transfer will not be forwarded to you until the Fund is reasonably assured that your check or electronic funds transfer has cleared, up to fifteen days following the purchase date. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

Redemptions
-----------

          A. By Telephone
             ------------

          You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the Exchange or State Street Bank is closed) via orders given to AGIS by telephone toll-free (800) 221-5672. Such redemption orders must include your account name as registered with the Fund and the account number.

          If your telephone redemption order is received by AGIS prior to 12:00 Noon (Eastern time), we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by AGIS after 12:00 Noon and before 4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

          During periods of drastic economic or market developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iii) held in any retirement plan account. Neither the Fund, the Adviser, nor AGIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

          B. By Checkwriting
             ---------------

          With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service, subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the checkwriting service, except that State Street Bank may impose charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. There may be a charge for check reorders.

          The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

          C. By Mail
             -------

          You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to AGIS, P.O. Box 786003, San Antonio, Texas 78278-6003. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

----------------------------------------------------------------
                      ADDITIONAL INFORMATION
----------------------------------------------------------------

          Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, the Fund's Distributor accepts purchase orders from its customers up to 2:15 p.m. (Eastern time) for issuance at the 4:00 p.m. (Eastern time) transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

          Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

          All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, check-writing or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

          Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to AGIS, P.O. Box 786003, San Antonio, Texas 78278-6003, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

          Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or AGIS at (800) 221-5672.

          Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AGIS at (800) 221-5672.

          The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AGIS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

          Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AGIS at (800) 221-5672.

          The Fund has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

          A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday on which the Exchange is open for trading and State Street Bank is open. The Exchange is generally closed on national holidays and on Martin Luther King, Jr. Day, and Good Friday; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday, neither purchases nor wired redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings), when trading on the Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and the income earned. No interest will accrue on uncashed redemption checks.

----------------------------------------------------------------
        DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
----------------------------------------------------------------

          All net income of the Fund is determined after the close of each business day, currently 4:00 p.m. Eastern time (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs. No interest will accrue on uncashed distribution checks.

          Net income consists of all accrued interest income on Fund portfolio assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income. Net asset value per share is expected to remain constant at $1.00 since all net income is declared as a dividend each time net income is determined.

          The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

          The Fund maintains procedures designed to maintain, to the extent reasonably possible, the price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees to the extent required by Rule 2a-7 under the Act at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Fund calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

          The net asset value of the shares is determined each business day at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share is calculated by taking the sum of the value of the Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

----------------------------------------------------------------
                              TAXES
----------------------------------------------------------------

          The Fund has qualified in each fiscal year to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, and, as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Fund distributes all of its net income and capital gains, the Fund itself should thereby avoid all Federal income and excise taxes.

          For shareholders' Federal income tax purposes, all distributions by the Fund out of interest income and net realized short-term capital gains are treated as ordinary income, and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder has held shares in the Fund. Since the Fund derives nearly all of its gross income in the form of interest and the balance in the form of short-term capital gains, it is expected that for corporate shareholders, none of the Fund's distributions will be eligible for the dividends-received deduction under current law.

----------------------------------------------------------------
                       GENERAL INFORMATION
----------------------------------------------------------------

          Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which does not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

          The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. During the fiscal years ended June 30, 2000, 2001 and 2002, the Fund paid no brokerage commissions.

          Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of additional classes would be governed by the Act and the law of the Commonwealth of Massachusetts. Shares of each portfolio are normally entitled to one vote for all purposes. Generally, shares of all portfolios vote as a single series for the election of Trustees and on any other matter affecting all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio vote as separate classes.

          At October 4, 2002, there were 12,598,194,116 shares of beneficial interest of the Fund outstanding. To the knowledge of the Fund the following persons owned of record and no person owned beneficially, 5% or more of the outstanding shares of the Portfolio as of October 4, 2002:

                                             No. of                    % of
Name and Address                            Shares                     Class
----------------                            ------                     -----

Janney Montgomery Scott
As Agent Omnibus A/C For
Exclusive Benefit of Customers
1801 Market Street
Philadelphia, PA  19103-1628                1,807,659,823             14.35%

Pershing As Agent
Omnibus Account
For Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0022                 8,350,568,698             66.28%


          Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

          Custodian. State Street Bank and Trust Company, P.O.
Box 1912, Boston, Massachusetts 02105, serves as the Fund's custodian for the assets of the Fund but plays not part in deciding the purchase and sale of portfolio securities.

          Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New
York, counsel for the Fund and the Adviser.

          Accountants. The Fund's independent accountants are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New
York, New York 10036.

          Yield Quotations. Advertisements containing yield quotations for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. Yield quotations are thus determined by (i) computing the net changes over a seven-day period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of such period, and (iii) multiplying such base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. The Fund's effective annual yield represents a compounding of the annualized yield according to the following formula:

          effective yield = [(base period return + 1) 365/7] - 1.

          Additional Information. This SAI does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

----------------------------------------------------------------
    FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS
----------------------------------------------------------------

          The financial statements and the report of PricewaterhouseCoopers LLP of Alliance Capital Reserves are incorporated herein by reference to its annual report filing made with the SEC pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder. The annual report is dated June 30, 2002 and was filed on August 29, 2002. It is available without charge upon request by calling AGIS at (800) 221-5672. The Trust's financial statements include the financial statements of each of the Trust's portfolios.

----------------------------------------------------------------
                             APPENDIX
----------------------------------------------------------------

A-1+, A-1, Prime-1 and F-1, Commercial Paper Ratings
----------------------------------------------------

          "A-1+" is the highest, and "A-1" the second highest, commercial paper ratings assigned by Standard & Poor's and "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Standard & Poor's uses the numbers 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A", while Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime". Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average; long-term debt rating is A or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow are in an upward trend; and typically, the issuer is a strong company in a well-established industry and has superior management. Commercial paper issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk; margins of support for current indebtedness are large or stable with cash flow and asset protection well assured; current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available; and while protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper rated "F-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment.

AAA & AA and Aaa & Aa Bond Ratings
----------------------------------

          Bonds rated AAA and Aaa have the highest ratings assigned to debt obligations by Standard & Poor's and Moody's, respectively. Standard & Poor's AAA rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by Standard & Poor's also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Moody's Aaa rating indicates the ultimate degree of protection as to principal and interest. Moody's Aa rated bonds, though also high-grade issues, are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger.


00250.0122 #361370

[LOGO]                               ALLIANCE CAPITAL RESERVES
                                       - Alliance Money Reserves
----------------------------------------------------------------
P.O. Box 786003, San Antonio, Texas 78278-6003
Toll Free (800) 221-5672
----------------------------------------------------------------

               STATEMENT OF ADDITIONAL INFORMATION
                         November 1, 2002

----------------------------------------------------------------

          This Statement of Additional Information ("SAI") is not a prospectus but supplements and should be read in conjunction with the prospectus, dated November 1, 2002, of Alliance Money Reserves (the "Prospectus"). Financial statements for Alliance Money Reserves (the "Fund") for the year ended June 30, 2002 are included in the Fund's annual report to shareholders and are incorporated into this SAI by reference. Copies of the Prospectus and the Fund's annual report may be obtained by contacting the Fund at the address or telephone number shown above.

                        TABLE OF CONTENTS
                                                                           Page
                                                                           ----

The Fund................................................
Investment Objective and Policies.......................
Investment Restrictions.................................
Management..............................................
Purchase and Redemption of Shares.......................
Additional Information..................................
Daily Dividends-Determination of Net Asset Value........
Taxes...................................................
General Information.....................................
Financial Statements and Report of
  Independent Accountants...............................
Appendix-Commercial Paper and Bond Ratings..............     A-1

-------------
(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

----------------------------------------------------------------
                             THE FUND
----------------------------------------------------------------

          The Fund is one of two portfolios of Alliance Capital Reserves (the "Trust"), a diversified, open-end investment company. The Trust was reorganized as a Massachusetts business trust in October 1984, having previously been a Maryland corporation since formation in April 1978. The other portfolio, also named Alliance Capital Reserves, is described in the Prospectus and a separate statement of additional information, which may be obtained from Alliance Global Investor Services, Inc. ("AGIS"), P.O. Box 786003, San Antonio, Texas 78278-6003, toll free (800) 221-5672.

----------------------------------------------------------------
                INVESTMENT OBJECTIVE AND POLICIES
----------------------------------------------------------------

          The Fund's objective is maximum current income, to the extent it is consistent with safety of principal and liquidity. As a matter of fundamental policy, the Fund pursues its objective by maintaining a portfolio of high-quality U.S. dollar-denominated money market securities, all of which at the time of investment have remaining maturities not exceeding one year or less (which maturities pursuant to Rule 2a-7 under the Investment Company Act of 1940 as amended (the "Act"), may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7). Accordingly, the Fund may make the following investments diversified by maturities and issuers:

          1. Marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of agencies and instrumentalities established under the authority of an act of Congress. The latter issues include, but are not limited to, obligations of the Bank for Cooperatives, Federal Financing Bank, Federal Home Loan Bank, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association and Tennessee Valley Authority. Some of the securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, and still others are supported only by the credit of the agency or instrumentality.

          2. Certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, banks or savings and loan associations (including foreign branches of U.S. banks or U.S. or foreign branches of foreign banks) having total assets of more than $500 million. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

          3. Commercial paper, including funding agreements and variable amount master demand notes, of high quality i.e. rated A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's"), Prime-1 or Prime-2 by Moody's Investors Service, Inc., ("Moody's") or F1 or F2 by Fitch, Inc., or, if not rated, issued by U.S. or foreign companies which have an outstanding debt issue rated AAA, AA or A by Standard & Poor's, or Aaa, Aa or A by Moody's and participation interests in loans extended by banks to such companies. For a description of such ratings see the Appendix. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a further description of variable amount master demand notes, see "Floating and Variable Rate Obligations" below. The Fund may make investments in certificates of deposit and bankers' acceptances issued or guaranteed by, or time deposits maintained at, foreign branches of U.S. banks and foreign branches of foreign banks, and commercial paper issued by foreign companies. To the extent that the Fund makes such investments, consideration is given to their domestic marketability, the lower reserve requirements generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign taxes, the lower level of government supervision of issuers, the difficulty in enforcing contractual obligations and the lack of uniform accounting and financial reporting standards.

          4. Repurchase agreements that are collateralized in full each day by liquid securities of the types listed above. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the counterparty at an agreed-upon future date. The resale price is greater than the purchase price, reflecting an agreed-upon market rate that is effective for the period of time the buyer's money is invested in the security and is not related to the coupon rate on the purchased security. Repurchase agreements are currently entered into with counterparties deemed to be creditworthy by Alliance Capital Management L.P. (the "Adviser" or "Alliance"), including broker-dealers, member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities or with State Street Bank and Trust Company ("State Street Bank"), the Fund's Custodian. For each repurchase agreement, the Fund requires continual maintenance of the market value of underlying collateral in amounts equal to, or in excess of, the agreement amount. While the maturities of the underlying collateral may exceed 397 days, the term of the repurchase agreement is always less than 397 days. In the event that a counterparty defaulted on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty became bankrupt, the Fund might be delayed in selling the collateral. Repurchase agreements often are for short periods such as one day or a week, but may be longer. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the counterparty of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

          The Fund's investment objectives may not be changed without the affirmative vote of a majority of the Fund's outstanding shares as defined below. Except as otherwise provided, the Fund's investment policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed by the Trustees of the Trust without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to shareholders.

          Floating and Variable Rate Obligations. The Fund may purchase floating and variable rate obligations, including floating and variable rate demand notes and bonds. The Fund may invest in variable and floating rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. The Fund may also purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice.

          The Fund also invests in variable amount master demand notes (which may have put features in excess of 30 days) which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. Because these obligations are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, when these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand.

          Reverse Repurchase Agreements. While the Fund has no present plans to do so, it may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment.

          Asset-backed Securities. The Fund may invest in asset-backed securities that meet its existing diversification, quality and maturity criteria. These securities must generally be rated. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may be in the form of a beneficial interest in a special purpose trust, limited partnership interest, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities may have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collection of the loans and receivables held by the issuer. Generally, the special purpose entity is deemed to be the issuer of the asset-backed security. However, the Fund is required to treat any person whose obligations constitute ten percent or more of the assets of the asset-backed security as the issuer of the portion of the asset-backed security such obligations represent.

          Illiquid Securities. The Fund may also invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale (other than those restricted securities determined to be liquid as described below) and repurchase agreements not terminable within seven days. As to illiquid securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

          Liquid Restricted Securities. The Fund may also purchase restricted securities that are determined by the Adviser to be liquid in accordance with procedures adopted by the Trustees. Restricted securities are securities subject to contractual or legal restrictions on resale, such as those arising from an issuer's reliance upon certain exemptions from registration under the Securities Act of 1933 (the "Securities
Act").

          A large institutional market has developed for certain types of restricted securities including, among others, private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because they are sold in transactions not requiring registration. For example, commercial paper issues in which the Fund may invest include, among others, securities issued by major corporations without registration under the Securities Act in reliance on the exemption from registration afforded by Section 3(a)(3) of such Act and commercial paper issued in reliance on the private placement exemption from registration which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must also be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in
Section 4(2) paper, thus providing liquidity. Institutional investors, rather than selling these instruments to the general public, often depend on an efficient institutional market in which such restricted securities can be readily resold in transactions not involving a public offering. In many instances, therefore, the existence of contractual or legal restrictions on resale to the general public does not, in practice, impair the liquidity of such investments from the perspective of institutional holders. In recognition of this fact, the Staff of the Securities and Exchange Commission (the "Commission") has stated that Section 4(2) paper may be determined to be liquid by the Fund's Trustees, so long as certain conditions, which are described below, are met.

          Rule 144A under the Securities Act establishes a safe harbor from the Securities Act's registration requirements for resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934 is generally eligible to be resold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. An insufficient number of qualified institutional buyers interested in purchasing certain restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Rule 144A has enhanced liquidity for many restricted securities as has the PORTAL System sponsored by the National Association of Securities Dealers, Inc., an automated system for the trading, clearance and settlement of unregistered securities.

          The Adviser takes into account a number of factors in determining whether a restricted security being considered for purchase is liquid, including at least the following:

          (i) the frequency of trades and quotations for the security;

          (ii) the number of dealers making quotations to purchase or sell the security;

         (iii) the number of other potential purchasers of the security;

          (iv) the number of dealers undertaking to make a market in the security;

          (v) the nature of the security (including its unregistered nature) and the nature of the marketplace for the security (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer);
               and

          (vi) any applicable Commission interpretation or position with respect to such types of securities.

          To make the determination that an issue of Section 4(2) paper is liquid, the Adviser must conclude that the following conditions have been met:

          (i) the Section 4(2) paper must not be traded flat or in default as to principal or interest; and

          (ii) the Section 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO; if the security is unrated, the Adviser must determine that the security is of equivalent quality.

          The Adviser must also consider the trading market for the specific security, taking into account all relevant factors.

          Following the purchase of a restricted security by the Fund, the Adviser monitors continuously the liquidity of such security and reports to the Trustees regarding purchases of liquid restricted securities.

          Senior Securities. The Fund will not issue senior securities except as permitted by the Act or the rules, regulations, or interpretations thereof.

General
-------

          There can be no assurance, as is true with all investment companies, that the Fund's objectives will be achieved. The market value of the Fund's investments tends to decrease during periods of rising interest rates and to increase during intervals of falling rates.

          Net income to shareholders is aided both by the Fund's ability to make investments in large denominations and by its efficiencies of scale. Also, the Fund may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in money markets.

          Rule 2a-7 under the Act. The Fund will comply with Rule 2a-7 under the Act, as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. To the extent that the Fund's limitations are more permissive than Rule 2a-7, the Fund will comply with the more restrictive provisions of the Rule.

          Currently, pursuant to Rule 2a-7, the Fund may invest only in U.S. dollar-denominated "Eligible Securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an Eligible Security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROS") or, if only one NRSRO has issued a rating, by that NRSRO (the "requisite NRSROs"). An unrated security may also be an Eligible Security if the Adviser determines that it is of comparable quality to a rated Eligible Security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in Appendix A attached hereto. Securities in which the Fund invests may be subject to liquidity or credit enhancements. These securities are generally considered to be Eligible Securities if the enhancement or the issuer of the enhancement has received the appropriate rating from the requisite NRSROs.

          Eligible securities are classified as either first tier or second tier securities. Generally a first tier security is an Eligible Security that has received a short-term rating from the requisite NRSROs in the highest short-term rating category for debt obligations, or is an unrated security deemed to be of comparable quality. Government securities are also considered to be first tier securities. A security that has received the second highest rating by the requisite number of NRSROs is a second tier security. Under Rule 2a-7 the Fund may not invest more than five percent of its assets in the securities of any one issuer other than the United States Government, its agencies and instrumentalities. The Fund may not invest in a second tier security if immediately after the acquisition thereof the Fund would have invested more than (A) the greater of one percent of its total assets or one million dollars in securities issued by that issuer which are second tier securities, or (B) five percent of its assets in second tier securities.

----------------------------------------------------------------
                     INVESTMENT RESTRICTIONS
----------------------------------------------------------------

          The following restrictions may not be changed without the affirmative vote of a majority of the Fund's outstanding shares, which means the vote of (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in value of portfolio securities or in amount of the Fund's assets will not constitute a violation of that restriction.

          The Fund:

            1. May not purchase any security which has a maturity date more than one year(1) from the date of the Fund's purchase;

----------
(1) Which maturity, pursuant to Rule 2a-7, may extend to 397 days, or such greater length of time as may be permitted from time to time pursuant to Rule 2a-7.


          2. May not invest more than 25% of its assets in the securities of issuers conducting their principal business activities in any one industry provided that for purposes of this restriction (a) there is no limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits and (b) neither all finance companies as a group nor all utility companies as a group are considered a single industry:

          3. May not invest more than 5% of its assets in the securities of any one issuer(2) (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities), except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% limitation;

----------
(2) As a matter of operating policy, pursuant to Rule 2a-7, the Fund will invest no more than 5% of its assets in the first tier (as defined in Rule 2a-7) securities of any one issuer except that under Rule 2a-7, a Fund may invest up to 25% of its total assets in the first tier securities of a single issuer for a period of up to three business days. Fundamental policy number (3) would give the Portfolio the ability to invest, with respect to 25% of its assets, more than 5% of its assets in any one issuer only in the event Rule 2a-7 is amended in the future. Pursuant to Rule 2a-7, acquisition of a fully collateralized repurchase agreement is deemed to be the acquisition of the underlying securities.


          4. May not invest in more than 10% of any one class of an issuer's outstanding securities (exclusive of securities issued or guaranteed by the United States Government, its agencies or instrumentalities);

          5. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements in aggregate amounts not to exceed 15% of the Fund's assets and to be used exclusively to facilitate the orderly maturation and sale of portfolio securities during any periods of abnormally heavy redemption requests, if they should occur; such borrowings may not be used to purchase investments and the Fund will not purchase any investment while any such borrowings exist;

          6. May not pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with any borrowing mentioned above, including reverse repurchase agreements, and in an aggregate amount not to exceed 15% of the Fund's assets;

          7. May not make loans, provided that the Fund may purchase money market securities and enter into repurchase agreements;

          8. May not enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's assets would be subject to repurchase agreements not terminable within seven days
(which may be considered to be illiquid); or

          9. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than money market securities secured by real estate or interests therein or money market securities issued by companies which invest in real estate, or interests therein), commodities or commodity contracts, interests in oil, gas and other mineral exploration or other development programs; (d) purchase securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of the Fund's assets would be invested in such securities; (g) purchase or retain securities of any issuers if those officers and trustees of the Fund and employees of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.

----------------------------------------------------------------
                            MANAGEMENT
----------------------------------------------------------------

Trustee Information
-------------------

          The business and affairs of the Fund are managed under the direction of the Trustees of the Trust. Certain information concerning the Trustees is set forth below.

                                               PORTFOLIOS IN  OTHER
NAME, ADDRESS, AGE                             FUND COMPLEX   DIRECTORSHIPS
OF TRUSTEE (YEARS    PRINCIPAL OCCUPATION(S)   OVERSEEN BY    HELD BY
OF SERVICE*)         DURING PAST 5 YEARS       TRUSTEE        TRUSTEE

INTERESTED TRUSTEE
John D. Carifa,**    President, Chief Operating      114            None
57, 1345 Avenue of   Office and a Director of
the Americas, New    Alliance Capital Management
York, NY 10105 (13)  Corporation ("ACMC"), with
                     which he has been associated
                     since prior to 1997.
DISINTERESTED
TRUSTEES

Sam Y. Cross,#+ 75,  Since prior to 1997, Executive  15             None
200 East 66th        Vice President of The Federal
Street, New York,    Reserve Bank of New York and
NY 10021 (10)        manager for foreign operations
                     for The Federal Reserve
                     System.  He is
                     Executive-In-Residence at the
                     School of International and
                     Public Affairs, Columbia
                     University.  He is also a
                     director of Fuji Bank and
                     Trust Co.

Charles H.P.         President of Middleton Place    15             None
Duell,#+ 64,         Foundation with which he has
Middleton Place      been associated since prior to
Foundation, 4300     1997.  He is also a Trustee
Ashley River Road,   Emeritus of the National Trust
Charleston, SC       for Historic Preservation and
29414 (17)           serves as Chairman of the
                     Board of Architectural Review,
                     City of Charleston.

William H. Foulk,    An Investment Adviser and an    110            None
Jr.,#+ 70, 2 Sound   Independent Consultant.  He
View Drive, Suite    was formerly Senior Manager of
100, Greenwich, CT   Barrett Associates, Inc., a
06830 (18)           registered investment adviser,
                     with which he had been associated since
                     prior to 1997. He was formerly Deputy
                     Comptroller of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings.

David K. Storrs,#+   President and Chief Executive   15             None
58, 2960 Post Road,  Officer of Alternative
Southport, CT 06890  Investment Group, LLC (an
(13)                 investment firm).  He was
                     formerly President of The Common Fund
                     (investment management for educational
                     institutions) with which he had been since prior to 1997.

Shelby White,#+ 64,  An author and financial         15             None
One Sutton Place     journalist.
South, New York, NY
10022 (10)

-----------
*    There is no stated term of office for the Trust's Trustees.
** Mr. Carifa is an "interested person", as defined in the Act, of the Trust because of an affiliation with Alliance.
#    Member of the Audit Committee.
+    Member of the Nominating Committee.


          The Trustees of the Trust have two standing committees -- an Audit Committee and a Nominating Committee. The members of the Audit and Nominating Committees are identified above. The function of the Audit Committee is to assist the Trustees in their oversight of the Fund's financial reporting process. The Audit Committee met two times during the Fund's most recently completed fiscal year. The function of the Nominating Committee is to nominate persons to fill any vacancies of the Trustees. The Nominating Committee does not currently consider for nomination candidates proposed by shareholders for election as Trustees. The Nominating Committee did not meet during the Fund's most recently completed fiscal year.

          In approving the most recent annual continuance of the Fund's advisory agreement (the "Advisory Agreement"), the Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The principal areas of review by the Trustees were the nature and quality of the services provided by the Adviser and the reasonableness of the fees charged for those services. These matters were considered by the disinterested trustees meeting separately from the other Trustees with experienced counsel that is independent of the Adviser.

          The Trustees' evaluation of the quality of the Adviser's services took into account their knowledge and experience gained through meetings with and reports of the Adviser's senior management, portfolio managers and administrative personnel over the course of the preceding year. Both short-term and long-term investment performance of the Fund, as well as senior management's attention to any portfolio management issues, were considered. The Fund's current and longer-term performance were compared to its performance benchmark and to that of competitive funds and other funds with similar investment objectives. The Trustees also considered the expense limitation provision in the Advisory Agreement that sets an expense cap on overall Fund expenses and provides for waiver of fees by the Adviser or reimbursement if needed to meet such cap, the scope and quality of the in-house research capability of the Adviser and other resources dedicated to performing its services. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Fund's other service providers, were considered in light of on-going reports by management as to compliance with investment policies and applicable laws and regulations and of related reports by management and the Fund's independent accountants in periodic meetings with the Fund's Audit Committee.

          In reviewing the fees payable under the Advisory Agreement, the Trustees compared the fees and overall expense levels of the Fund to those of competitive funds and other funds with similar investment objectives. The information on advisory fees and expense ratios, as well as performance data, included both information compiled by the Adviser and information compiled by an independent data service. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Adviser. The Trustees considered information provided by the Adviser concerning the Adviser's profitability with respect to the Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, brokerage and transfer agency services to the Fund, the benefits of research made available to the Adviser by reason of brokerage commissions generated by the Fund's securities transactions, and that the Advisory Agreement provides that the Fund reimburses the Adviser for the cost of providing certain administrative services. In evaluating the Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund.

          The Trustees also considered the business reputation of the Adviser and its financial resources. The Trustees evaluated the procedures and systems adopted by the Adviser that are designed to fulfill the Adviser's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Adviser's code of ethics (regulating the personal trading of its officers and employees) and the allocation of trades among its various investment advisory clients. The Trustees also considered information concerning the policies and procedures of the Adviser with respect to the execution of portfolio transactions.

          No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreement. Rather, the Trustees concluded in light of a weighing and balancing of all factors considered that it was in the best interests of the Fund to continue its Advisory Agreement without modification to its terms, including the fees charged for services thereunder.

          The dollar range of the Fund's securities owned by each Trustee and the aggregate dollar range of securities owned in the Alliance Fund Complex by each Trustee are set forth below.

                                                       Aggregate Dollar Range
                                                       of Equity Securities in
                            Dollar Range of Equity     the Alliance Fund
                            Securities in the Fund as  Complex as of
                            of December 31, 2001       December 31, 2001
                            ------------------------   -----------------------

John D. Carifa              Over $100,000              Over $100,000
Sam Y. Cross                $0 - $10,000               $10,001 - $50,000
Charles H.P. Duell          Over $100,000              Over $100,000
William H. Foulk, Jr.       $0 - $10,000               Over $100,000
David K. Storrs             $10,001 - $50,000          $10,001 - $50,000
Shelby White                $10,001 - $50,000          $10,001 - $50,000

Officer Information
-------------------

          Certain information concerning the Fund's officers is set forth below.

                                                       PRINCIPAL OCCUPATION
NAME, ADDRESS* AND AGE    POSITION(S) HELD WITH FUND   DURING PAST 5 YEARS**

John D.  Carifa, 57       Chairman                     See biography above.

Ronald M. Whitehill, 64   President                    Senior Vice President of
                                                       ACMC** and Chief
                                                       Executive Officer of
                                                       Alliance Cash Management
                                                       Services with which he
                                                       has been associated since
                                                       prior to 1997.

Kathleen A. Corbet, 42    Senior Vice President        Executive Vice President
                                                       of ACMC** with which she
                                                       has been associated since
                                                       prior to 1997.

Andrew M. Aran, 45        Senior Vice President        Senior Vice President of
                                                       ACMC** with which he has
                                                       been associated since
                                                       prior to 1997.

Drew A. Biegel, 51        Senior Vice President        Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

John R. Bonczek, 42       Senior Vice President        Senior Vice President of
                                                       Alliance Fund
                                                       Distributors, Inc.
                                                       ("AFD")** with which he
                                                       has been associated since
                                                       prior to 1997.

Doris T. Muller, 38       Senior Vice President        Vice President of AFD**
                                                       with which she has been
                                                       associated since prior to
                                                       1997.

Patricia Ittner, 51       Senior Vice President        Vice President of ACMC**
                                                       with which she has been
                                                       associated since prior
                                                       to 1997.

Robert I. Kurzweil, 51    Senior Vice President        Vice President of AFD**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Raymond J. Papera, 46     Senior Vice President        Senior Vice President of
                                                       ACMC** with which he has
                                                       been associated since
                                                       prior to 1997.

Kenneth T. Carty, 41      Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

John F. Chiodi, Jr., 36   Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Maria R. Cona, 47         Vice President               Vice President of ACMC**
                                                       with which she has been
                                                       associated since prior to
                                                       1997.

Joseph C. Dona, 41        Vice President               Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

William J. Fagan, 40      Vice President               Assistant Vice President
                                                       of AFD** with which he
                                                       has been associated since
                                                       prior to 1997.

Linda N. Kelley, 42       Vice President               Assistant Vice President
                                                       of AFD** with which she
                                                       has been associated since
                                                       prior to 1997.

Joseph R. LaSpina, 42     Vice President               Vice President of AFD**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.

Edmund P. Bergan, Jr., 52 Secretary                    Senior Vice President and
                                                       the General Counsel of
                                                       AFD** and Alliance Global
                                                       Investor Services, Inc.
                                                       ("AGIS")** with which he
                                                       has been associated since
                                                       prior to 1997.

Mark D. Gersten, 52       Treasurer and Chief          Senior Vice President of
                          Financial Officer            AGIS** and Vice President
                                                       of AFD** with which he
                                                       has been associated since
                                                       prior to 1997.

Thomas R. Manley, 51      Controller                   Vice President of ACMC**
                                                       with which he has been
                                                       associated since prior to
                                                       1997.
-------------
* The address of each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**   ACMC, AFD and AGIS are affiliates of the Fund.

          The Trust does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Trust. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 2002, the aggregate compensation paid to each of the Trustees during calendar year 2001 by all of the funds to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Trust nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                                   Total Number of
                                                   Registered      Total Number
                                                   Investment      of Investment
                                                   Companies       Portfolios
                                                   within the      within the
                                                   Alliance Fund   Alliance Fund
                                     Total         Complex,        Complex,
                                     Compensation  Including the   Including the
                                     From the      Trust, as to    Trust, as to
                       Aggregate     Alliance Fund which the       which the
                       Compensation  Complex,      Trustee is a    Trustee is a
Name of Trustee of     from the      Including the Director or     Director or
the Trust              Fund          Fund          Trustee         Trustee
------------------     ------------  ------------- --------------- -----------

John D. Carifa          $  -0-        $    -0-         53              114
Sam Y. Cross            $1,971        $ 14,000         3               15
Charles H.P. Duell      $1,971        $ 14,000         3               15
William H. Foulk, Jr.   $1,805        $249,400         49              110
David K. Storrs         $1,971        $ 14,750         3               15
Shelby White            $1,971        $ 14,000         3               15


          As of October 4, 2002, the Trustees and officers as a group owned less than 1% of the shares of the Fund.

The Adviser
-----------

          The Fund's investment adviser is Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105. Alliance is a leading global investment management firm supervising client accounts with assets as of June 30, 2002, totaling approximately $412 billion. Alliance provides management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.

          Alliance, an investment adviser registered under the Investment Advisers Act of 1940, is a Delaware limited partnership, of which ACMC, a wholly-owned subsidiary of AXA Financial, Inc., a Delaware corporation ("AXA Financial"), is the general partner. ACMC is also the general partner of Alliance Capital Management Holding L.P. ("Alliance Holding"), which is a Delaware limited partnership whose equity interests are traded on the New York Stock Exchange, Inc. (the "Exchange"), in the form of units. As of June 30, 2002, Alliance Holding owned approximately 30% of the outstanding units of limited partnership interests in Alliance ("Alliance Units"). As of June 30, 2002, AXA Financial and certain of its wholly-owned subsidiaries and related entities owned approximately 52% of the Alliance Units. AXA Financial is the wholly-owned subsidiary of AXA, a company organized under the laws of France. AXA is the holding company for an international group of companies in the insurance, asset management and other financial services businesses. Based on information provided by AXA, on March 1, 2002, approximately 17.8% of the issued ordinary shares (representing 28.8% of the voting power) of AXA were owned directly and indirectly by Finaxa, a French holding company. As of March 1, 2002, 69.5% of the shares (representing 79.5% of the voting power) of Finaxa were owned by four French mutual insurance companies (the "Mutuelles AXA") and 22.2% of the shares of Finaxa (representing 13.7% of the voting power) were owned by Paribas, a French bank. On March 1, 2002, the Mutuelles AXA owned directly or indirectly through intermediate holding companies (including Finaxa) approximately 20.6% of the issued ordinary shares (representing 33.2% of the voting power) of AXA.

          Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for the Fund and pays all compensation of Trustees of the Trust who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund without charge with management supervision and assistance and office facilities. Under the Advisory Agreement, the Fund pays an advisory fee at an annual rate of .50 of 1% of the first $1.25 billion of the average daily net value of the Fund's net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, ..46 of 1% of the next $1 billion of such assets and .45 of 1% of the average daily value of the Fund's net assets in excess of $3 billion. The fee is accrued daily and paid monthly under the Advisory Agreement. Pursuant to the Advisory Agreement, the Adviser will reimburse the Fund to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the fiscal years ended June 30, 2000, 2001 and 2002, the Adviser received from the Fund advisory fees of $8,639,994 (net of $264,007 of expense reimbursement), $9,622,764 and $13,422,361, respectively. In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registration and filing with the Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, administrative, accounting, and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Trust's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser; if so done, the services are provided to the Fund at cost and the payments therefor must be specifically approved in advance by the Trustees. In respect of such services for the fiscal year ended June 30, 2002, the Fund paid to the Adviser a total of $151,000.

          The Fund has made arrangements with certain broker-dealers, including Sanford C. Bernstein & Co., LLC ("Bernstein"), an affiliate of the Adviser, whose customers are Fund shareholders pursuant to which payments are made to such broker-dealers performing recordkeeping and shareholder servicing functions. Such functions may include opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays fully disclosed and omnibus broker dealers (including Bernstein) for such services. The Fund may also pay for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses fully-disclosed broker-dealers at cost for personnel expenses involved in providing such services. All such payments must be approved or ratified by the Trustees. For the fiscal years ended June 30, 2000, 2001 and 2002, the Fund paid such broker-dealers a total of $2,278,143, $2,573,724 and $3,558,483, respectively, a portion of which was paid to the Adviser and its affiliates.

          The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement remains in effect from year to year provided that such continuance is specifically approved annually by a vote of a majority of the outstanding shares of the Fund or by the Trust's Trustees, including in either case approval by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons as defined by the Act. Most recently, continuance of the Advisory Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 10, 2002.

          The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement
-------------------------------

          Rule 12b-1 under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan") with AFD (the "Distributor") which applies to both series of the Trust. Pursuant to the Plan, the Fund pays to the Distributor a Rule 12b-1 distribution services fee, which may not exceed an annual rate of .25 of 1% of the Trust's (equal to each of its series') aggregate average daily net assets. In addition, under the Agreement, the Adviser makes payments for distribution assistance and for administrative and accounting services from its own resources which may include the management fee paid by the Fund.

          Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor and Bernstein, an affiliate of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement, the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. During the fiscal year ended June 30, 2002, the Fund made payments to the Distributor for expenditures under the Agreement in amounts aggregating $6,941,501 which constituted .25 of 1% at an annual rate of the Fund's average daily net assets and the Adviser made payments from its own resources as described above aggregating $7,957,652. Of the $14,899,153 paid by the Adviser and the Fund under the Agreement, $91,896 was paid for advertising, printing and mailing of prospectuses to persons other than current shareholders (the Fund's pro rata share was approximately $42,814); and $14,807,257 was paid to broker-dealers and other financial intermediaries for distribution assistance (the Fund's pro rata share was approximately $6,898,701).

          The administrative and accounting services provided by banks and other depository institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Trust. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Trust's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Trust's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

          The Treasurer of the Trust reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

          The Agreement became effective on July 22, 1992. The Agreement may be continued annually thereafter if approved by a majority vote of the Trustees who neither are interested persons of the Trust nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose. Most recently, continuance of the Agreement for an additional annual term was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 10, 2002.

          All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Distributor. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than sixty days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Distributor and will terminate automatically in the event of its assignment.

          The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc., which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to ..75% and .25%, respectively, of average annual net assets.

----------------------------------------------------------------
                PURCHASE AND REDEMPTION OF SHARES
----------------------------------------------------------------

          The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

          Generally, shares of the Fund are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is expected to be constant at $1.00 per share, although this price is not guaranteed.

Accounts Maintained Through Financial Intermediaries Permitting Direct Purchases and Redemptions:

Opening Accounts -- New Investments
-----------------------------------

          A.   When Funds are Sent by Wire
               ---------------------------
               (the wire method permits immediate credit)

          (1) Telephone the Fund toll-free at (800) 221-5672. The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number, (social security number for an individual). The Fund will then provide you with an account number.

          (2)  Instruct your bank to wire Federal funds (minimum
               $1,000) exactly as follows:

               ABA 0110 0002 8
               State Street Bank and Trust Company
               Boston, MA  02101
               Alliance Money Reserves
               DDA 9903-279-9

               Your account name as registered with the Fund
               Your account number as registered with the Fund

          (3)  Mail a completed Application Form to:

                Alliance Global Investor Services, Inc.
                Attn:  Money Funds
                P.O. Box 786003 San Antonio, Texas 78278-6003

          B.   When Funds are Sent by Check

          (1)  Fill out an Application Form.

          (2) Mail the completed Application Form along with your check or negotiable bank draft (minimum
               $1,000), payable to "Alliance Money Reserves," to
               AGIS, P.O. Box 786003, San Antonio, Texas
               78278-6003.

Subsequent Investments
----------------------

          A.   Investments by Wire (to obtain immediate credit)
               -------------------

          Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

          B.   Investments by Check
               --------------------

          Mail your check or negotiable bank draft (minimum
$100), payable to "Alliance Money Reserves," to AGIS, P.O. Box
786003, San Antonio, Texas 78278-6003.

          Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

Investments Made by Check
-------------------------

          Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the Fund. Checks drawn on banks which are not members of the Federal Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

          Proceeds from any subsequent redemption by you of Fund shares that were purchased by check or electronic funds transfer will not be forwarded to you until the Fund is reasonably assured that your check or electronic funds transfer has cleared, up to fifteen days following the purchase date. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

Redemptions
-----------

          C.   By Telephone
               ------------

          You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the Exchange or State Street Bank is closed) via orders given to AGIS by telephone toll-free (800) 221-5672. Such redemption orders must include your account name as registered with the Fund and the account number.

          If your telephone redemption order is received by AGIS prior to 12:00 Noon (Eastern time), we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by AGIS after 12:00 Noon and before 4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

          During periods of drastic economic or market developments, such as the terrorist attacks on September 11, 2001, it is possible that shareholders would have difficulty in reaching AGIS by telephone (although no such difficulty was apparent at any time in connection with the attacks). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to AGIS at the address shown on the cover of this SAI. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or (iii) held in any retirement plan account. Neither the Fund, the Adviser, nor AGIS will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

          D.   By Checkwriting
               ---------------

          With this service, you may write checks made payable to any payee. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this checkwriting service subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the checkwriting service, except that State Street Bank may impose charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order. There may be a charge for check reorders.

          The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

          E.   By Mail
               -------

          You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to AGIS, P.O. Box 786003, San Antonio, Texas 78278-6003. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

----------------------------------------------------------------
                      ADDITIONAL INFORMATION
----------------------------------------------------------------

          Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank. Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. (For example, the Fund's Distributor accepts purchase orders from its customers up to 2:15 p.m. (Eastern time) for issuance at the 4:00 p.m. (Eastern time) transaction time and price.) A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

          Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

          All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value. To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, checkwriting or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

          Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to AGIS, P.O. Box 786003, San Antonio, Texas 78278-6003, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

          Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or AGIS at (800) 221-5672.

          Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AGIS at (800) 221-5672.

          The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AGIS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

          Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AGIS at (800) 221-5672.

          The Fund has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number. Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

          A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday on which the Exchange is open for trading and State Street Bank is open. The Exchange is generally closed on national holidays and on Martin Luther King, Jr. Day and Good Friday; if one of these holidays falls on a Saturday or Sunday purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday, neither purchases nor wire redemptions can become effective because Federal funds cannot be received or sent by State Street Bank. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the Exchange is closed (other than customary weekend and holiday closings), when trading on the Exchange is restricted, or an emergency (as determined by the Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and the income earned. No interest will accrue on uncashed redemption checks.

----------------------------------------------------------------
              DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE
----------------------------------------------------------------

          All net income of the Fund is determined after the close of each business day, currently 4:00 p.m. (Eastern time) (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs. No interest will accrue on uncashed distribution checks.

          Net income consists of all accrued interest income on Fund portfolio assets less the Fund's expenses applicable to that dividend period. Realized gains and losses are reflected in net asset value and are not included in net income. Net asset value per share is expected to remain constant at $1.00 since all net income is declared as a dividend each time net income is determined.

          The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

          The Fund maintains procedures designed to maintain to the extent reasonably possible, the price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees to the extent required by Rule 2a-7 under the Act at such intervals as they deem appropriate to determine whether and to what extent the net asset value of the Fund calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. There can be no assurance, however, that the Fund's net asset value per share will remain constant at $1.00.

          The net asset value of the shares is determined each business day at 12:00 Noon and 4:00 p.m. (Eastern time). The net asset value per share is calculated by taking the sum of the value of the Fund's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.

----------------------------------------------------------------
                              TAXES
----------------------------------------------------------------

          The Fund has qualified to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended, and as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since the Fund distributes all of its net income and capital gains, the Fund itself should thereby avoid all Federal income and excise taxes.

          For shareholders' Federal income tax purposes, all distributions by the Fund out of interest income and net realized short-term capital gains are treated as ordinary income, and distributions of long-term capital gains, if any, are treated as long-term capital gains irrespective of the length of time the shareholder has held shares in the Fund. Since the Fund derives nearly all of its gross income in the form of interest and the balance in the form of short-term capital gains, it is expected that for corporate shareholders, none of the Fund's distributions will be eligible for the dividends-received deduction under current law.

----------------------------------------------------------------
                       GENERAL INFORMATION
----------------------------------------------------------------

          Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which does not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

          The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. During the fiscal years ended June 30, 2000, 2001 and 2002, the Fund paid no brokerage commissions.

          Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish additional portfolios with different investment objectives, policies or restrictions may create additional classes or series of shares. Any issuance of shares of additional classes would be governed by the Act and the law of the Commonwealth of Massachusetts. Shares of each portfolio are normally entitled to one vote for all purposes. Generally, shares of all portfolios vote as a single series for the election of Trustees and on any other matter affecting all portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio vote as separate classes.

          At October 4, 2002, there were 2,257,165,490 shares of beneficial interest of the Fund outstanding. To the knowledge of the Fund the following persons owned of record and no person owned beneficially, 5% or more of the outstanding shares of the Portfolio as of October 4, 2002:

                                            No. of            % of
Name and Address                            Shares            Class
----------------                            ------            -----

Wells Fargo Brokerage
As Agent Omnibus A/C For
Exclusive Benefit of Customers
608 2nd Avenue South 8th FL
Minneapolis, MN  55479-0001                 265,814,255       11.78%

Mesirow Financial
As Agent Omnibus A/C For
Exclusive Benefit of Customers
350 N. Clark Street
Chicago, IL  60510-4712                     520,406,923       23.06%

Pershing As Agent
Omnibus Account For
Exclusive Benefit of Customers
1 Pershing Plaza
Jersey City, NJ  07399-0002                 546,424,418       24.21%

Bidwell & Co.
Omnibus Account
330 Southwest 6th Ave
Portland, OR  97204-1702                    605,987,910           26.85%

          Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or officers of the Trust. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

          Custodian. State Street Bank and Trust Company, P.O.
Box 1912, Boston, Massachusetts 02105, serves as the Fund's custodian for the assets of the Fund but plays not part in deciding the purchase and sale of portfolio securities.

          Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel LLP, New York, New
York, counsel for the Trust and the Adviser.

          Accountants. The Fund's independent accountants are PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New
York, New York 10036.

          Yield Quotations. Advertisements containing yield quotations for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. Yield quotations are thus determined by (i) computing the net changes over a seven-day period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of such period, and (iii) multiplying such base period return by (365/7)--with the resulting yield figure carried to the nearest hundredth of one percent. The Fund's effective annual yield represents a compounding of the annualized yield according to the following formula:

          effective yield = [(base period return + 1)365/7] - 1.

          Additional Information. This SAI does not contain all the information set forth in the Registration Statement filed by the Trust with the Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

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          FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS
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          The financial statements and the report of
PricewaterhouseCoopers LLP of Alliance Money Reserves are incorporated herein by reference to its annual report filing made with the SEC pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder. The annual report is dated June 30, 2002 and was filed on August 29, 2002. It is available without charge upon request by calling AGIS at (800) 221-5672. The Trust's financial statements include the financial statements of each of the Trust's portfolios.

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                             APPENDIX
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Prime-1, Prime-2, A-1, A-2, F-1, F-2,
Commercial Paper Ratings
-------------------------------------

          The Fund will invest only in paper maintaining a high quality rating.

          "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Services, Inc. ("Moody's"), and indicates superior ability for repayment of senior short-term debt obligations. "Prime-2" is the second highest, and denotes a strong, but somewhat lesser degree of assurance. Commercial paper issuers rated "Prime" have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk; margins of support for current indebtedness are large or stable with cash flow and asset protection well assured; current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available; and while protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

          Commercial paper issuers rate "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average; long term debt is "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow are in an upward trend; and typically, the issuer is a strong company in a well-established industry with superior management. Standard & Poor's uses the numbers 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". The numbers 1 and 2 indicate the relative degree of safety regarding timely payment with "A-1" paper being somewhat higher than "A-3".

          Commercial paper rated "F-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "F-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.

          Bonds rated "AAA" and "Aaa" have the highest ratings assigned to debt obligations by Standard & Poor's and Moody's, respectively. Standard & Poor's "AAA" rating indicates an extremely strong capacity to pay principal and interest. Bonds rated "AA" by Standard & Poor's also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree. Standard & Poor's "A" rated bonds have a strong capacity to pay interest and repay principal but are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than are higher rated bonds.

          Moody's "Aaa" rating indicates the ultimate degree of protection as to principal and interest. Moody's "Aa" rated bonds, though also high-grade issues, are rated lower than "Aaa" bonds because margins of protection may not be as large, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appeal somewhat larger. Moody's "A" rated bonds are considered upper medium grade obligations possessing many favorable investment attributes. Although factors giving security to principal and interest are considered adequate, elements may exist which suggest that the bonds may be susceptible to impairment sometime in the future.




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